Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

October 31, 2011

Dates Covered
Collections Period	10/01/11 - 10/31/11
Interest Accrual Period	10/17/11 - 11/14/11
30/360 Days	30
Actual/360 Days	29
Distribution Date	11/15/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/11	428,399,619.66	35,760
Yield Supplement Overcollateralization Amount at 09/30/11	19,179,475.39	0

Receivables Balance at 09/30/11	447,579,095.05	35,760
Principal Payments	20,104,022.67	823
Defaulted Receivables	390,937.99	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/11	17,907,479.45	0

Pool Balance at 10/31/11	409,176,654.94	34,913

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	3,351,390.70	319
Past Due 61-90 days	812,433.27	66
Past Due 91 + days	181,997.03	16

Total	4,345,821.00	401

Total 31+ Delinquent as % Ending Pool Balance	1.06%

Recoveries	260,926.49

Aggregate Net Losses – October 2011	130,011.50

Overcollateralization Target Amount	24,550,599.30
Actual Overcollateralization	24,550,599.30

Weighted Average APR	4.39%
Weighted Average APR, Yield Adjusted	7.51%
Weighted Average Remaining Term	37.72

Flow of Funds	$ Amount
Collections	21,959,290.70
Advances	1,189.44
Investment Earnings on Cash Accounts	1,650.25
Servicing Fee	(372,982.58)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	21,589,147.81

Distributions of Available Funds
(1) Class A Interest	557,686.45
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	18,069,586.84
(7) Distribution to Certificateholders	2,880,539.72
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	21,589,147.81

Servicing Fee	372,982.58
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 10/17/11	402,695,642.48
Principal Paid	18,069,586.84
Note Balance @ 11/15/11	384,626,055.64

Class A-1
Note Balance @ 10/17/11	0.00
Principal Paid	0.00
Note Balance @ 11/15/11	0.00
Note Factor @ 11/15/11	0.0000000%

Class A-2
Note Balance @ 10/17/11	0.00
Principal Paid	0.00
Note Balance @ 11/15/11	0.00
Note Factor @ 11/15/11	0.0000000%

Class A-3
Note Balance @ 10/17/11	172,693,642.48
Principal Paid	18,069,586.84
Note Balance @ 11/15/11	154,624,055.64
Note Factor @ 11/15/11	64.1593592%

Class A-4
Note Balance @ 10/17/11	198,106,000.00
Principal Paid	0.00
Note Balance @ 11/15/11	198,106,000.00
Note Factor @ 11/15/11	100.0000000%

Class B
Note Balance @ 10/17/11	31,896,000.00
Principal Paid	0.00
Note Balance @ 11/15/11	31,896,000.00
Note Factor @ 11/15/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	639,021.25
Total Principal Paid	18,069,586.84

Total Paid	18,708,608.09

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	192,841.23
Principal Paid	18,069,586.84

Total Paid to A-3a Holders	18,262,428.07

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6968592
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.7050681

Total Distribution Amount	20.4019273

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8001711
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	74.9775388

Total A-3 Distribution Amount	75.7777099

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/11	37,384.85
Balance as of 10/31/11	38,574.29
Change	1,189.44

Reserve Account
Balance as of 10/17/11	2,345,271.93
Investment Earnings	160.56
Investment Earnings Paid	(160.56)
Deposit/(Withdrawal)	—
Balance as of 11/15/11	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93